NORTHERN LIGHTS FUND TRUST II

July 3, 2013

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust II – AIS Tactical Asset Allocation Portfolio and WOA All  Asset I

Post Effective Amendment No. 105 to the Registration Statement on Form N-1A

Registration Statement File Nos. 333-174926 and 811-22549

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust II (the “Trust”), on behalf of the AIS Tactical Asset Allocation Portfolio and WOA All Asset I  pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 105 (SEC Accession No. 0000910472-13-002542) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.

Prospectus for the AIS Tactical Asset Allocation Portfolio, Class A, Class C

and Class I Shares;

2.

Statement of Additional Information for the AIS Tactical Asset Allocation

Portfolio;

3.

Prospectus for WOA All Asset I;

4.

Statement of Additional Information for WOA All Asset I.

 The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on June 25, 2013.

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-3346.

                                                Very truly yours,

/s/ Kevin Wolf

                               Kevin Wolf

                                              President